Credit Risk - Disclosure of management adjustments to models for impairment and Economic uncertainty management adjustments to models for impairment presented by stage (Details) - GBP (£)
£ in Millions
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Proportion of Management adjustments to total impairment allowance	4.80%	6.40%
Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 5,969	£ 5,727
Impairment allowance | American Airlines Portfolio | Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Financial assets	0	200
Total impairment allowance | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	5,969	5,727
Impairment allowance pre management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	5,680	5,358
Modelled ECL | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	4,328	4,358
Individually assessed impairments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	882	672
Management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	289	369
Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	76	115
Other adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 213	£ 254
Loans and advances
Disclosure of financial assets [line items]
Proportion of Management adjustments to total impairment allowance	4.80%	6.50%
Loans and advances | UK
Disclosure of financial assets [line items]
Proportion of Management adjustments to total impairment allowance	6.90%	8.90%
Loans and advances | Rest of the world
Disclosure of financial assets [line items]
Proportion of Management adjustments to total impairment allowance	3.40%	4.90%
Loans and advances | Total impairment allowance | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 5,949	£ 5,705
Loans and advances | Total impairment allowance | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2,417	2,149
Loans and advances | Total impairment allowance | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	3,532	3,556
Loans and advances | Impairment allowance pre management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	5,662	5,337
Loans and advances | Impairment allowance pre management adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2,250	1,957
Loans and advances | Impairment allowance pre management adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	3,412	3,380
Loans and advances | Modelled ECL | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	4,300	4,300
Loans and advances | Individually assessed impairments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	900	700
Loans and advances | ECL from non-modelled exposures and debt securities | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	500	600
Loans and advances | Management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	287	368
Loans and advances | Management adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	167	192
Loans and advances | Management adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	120	176
Loans and advances | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	74	114
Loans and advances | Economic uncertainty adjustments | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	25	36
Loans and advances | Economic uncertainty adjustments | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	48	72
Loans and advances | Economic uncertainty adjustments | Impairment allowance | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	1	6
Loans and advances | Economic uncertainty adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	17	39
Loans and advances | Economic uncertainty adjustments | UK | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	9	23
Loans and advances | Economic uncertainty adjustments | UK | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	7	10
Loans and advances | Economic uncertainty adjustments | UK | Impairment allowance | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	1	6
Loans and advances | Economic uncertainty adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	57	75
Loans and advances | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	16	13
Loans and advances | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	41	62
Loans and advances | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	0	0
Loans and advances | Other adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	213	254
Loans and advances | Other adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	150	153
Loans and advances | Other adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	63	101
Retail mortgages | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	127	117
Retail mortgages | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	19	17
Retail mortgages | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 21	£ 16
Retail mortgages | UK
Disclosure of financial assets [line items]
Proportion of Management adjustments to total impairment allowance	4.10%	16.50%
Retail mortgages | Rest of the world
Disclosure of financial assets [line items]
Proportion of Management adjustments to total impairment allowance	0.00%	3.80%
Retail mortgages | Total impairment allowance | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 97	£ 91
Retail mortgages | Total impairment allowance | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	30	26
Retail mortgages | Impairment allowance pre management adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	93	76
Retail mortgages | Impairment allowance pre management adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	30	25
Retail mortgages | Management adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	4	15
Retail mortgages | Management adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	1
Retail mortgages | Economic uncertainty adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | UK | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | UK | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | UK | Impairment allowance | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	0	0
Retail mortgages | Other adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	4	15
Retail mortgages | Other adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	1
Retail credit cards | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	3,436	3,329
Retail credit cards | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	582	566
Retail credit cards | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 1,215	£ 1,194
Retail credit cards | UK
Disclosure of financial assets [line items]
Proportion of Management adjustments to total impairment allowance	0.00%	0.00%
Retail credit cards | Rest of the world
Disclosure of financial assets [line items]
Proportion of Management adjustments to total impairment allowance	2.00%	4.50%
Retail credit cards | Total impairment allowance | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 812	£ 761
Retail credit cards | Total impairment allowance | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2,690	2,623
Retail credit cards | Impairment allowance pre management adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	812	761
Retail credit cards | Impairment allowance pre management adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2,635	2,505
Retail credit cards | Management adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail credit cards | Management adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	55	118
Retail credit cards | Economic uncertainty adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | UK | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | UK | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | UK | Impairment allowance | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	31
Retail credit cards | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	0	31
Retail credit cards | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Cross default risk
Disclosure of financial assets [line items]
Financial assets	0	31
Retail credit cards | Other adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail credit cards | Other adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	55	87
Retail other | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	536	517
Retail other | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	110	101
Retail other | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 190	£ 183
Retail other | UK
Disclosure of financial assets [line items]
Proportion of Management adjustments to total impairment allowance	19.20%	17.30%
Retail other | Rest of the world
Disclosure of financial assets [line items]
Proportion of Management adjustments to total impairment allowance	6.50%	0.00%
Retail other | Total impairment allowance | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 506	£ 491
Retail other | Total impairment allowance | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	31	27
Retail other | Impairment allowance pre management adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	409	406
Retail other | Impairment allowance pre management adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	29	27
Retail other | Management adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	97	85
Retail other | Management adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2	0
Retail other | Economic uncertainty adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail other | Economic uncertainty adjustments | UK | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	0	0
Retail other | Economic uncertainty adjustments | UK | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	0	0
Retail other | Economic uncertainty adjustments | UK | Impairment allowance | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	0	0
Retail other | Economic uncertainty adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail other | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	0	0
Retail other | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	0	0
Retail other | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	0	0
Retail other | Other adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	97	85
Retail other | Other adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2	0
Corporate loans | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,417	1,326
Corporate loans | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	189	207
Corporate loans | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 315	£ 315
Corporate loans | UK
Disclosure of financial assets [line items]
Proportion of Management adjustments to total impairment allowance	6.60%	11.40%
Corporate loans | Rest of the world
Disclosure of financial assets [line items]
Proportion of Management adjustments to total impairment allowance	8.10%	6.50%
Corporate loans | Total impairment allowance | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 1,002	£ 806
Corporate loans | Total impairment allowance | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	781	880
Corporate loans | Impairment allowance pre management adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	936	714
Corporate loans | Impairment allowance pre management adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	718	823
Corporate loans | Management adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	66	92
Corporate loans | Management adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	63	57
Corporate loans | Economic uncertainty adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	17	39
Corporate loans | Economic uncertainty adjustments | UK | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	9	23
Corporate loans | Economic uncertainty adjustments | UK | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	7	10
Corporate loans | Economic uncertainty adjustments | UK | Impairment allowance | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	1	6
Corporate loans | Economic uncertainty adjustments | UK | Impairment allowance | Cross default risk
Disclosure of financial assets [line items]
Financial assets	17	39
Corporate loans | Economic uncertainty adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	57	44
Corporate loans | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	16	13
Corporate loans | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	41	31
Corporate loans | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	0	0
Corporate loans | Economic uncertainty adjustments | Rest of the world | Impairment allowance | Cross default risk
Disclosure of financial assets [line items]
Financial assets	57	44
Corporate loans | Other adjustments | UK | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	49	53
Corporate loans | Other adjustments | Rest of the world | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 6	£ 13
Debt securities at amortised cost
Disclosure of financial assets [line items]
Proportion of Management adjustments to total impairment allowance	10.00%	4.50%
Debt securities at amortised cost | Total impairment allowance | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 20	£ 22
Debt securities at amortised cost | Impairment allowance pre management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	18	21
Debt securities at amortised cost | Management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2	1
Debt securities at amortised cost | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2	1
Debt securities at amortised cost | Economic uncertainty adjustments | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	1	1
Debt securities at amortised cost | Economic uncertainty adjustments | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	1	0
Debt securities at amortised cost | Economic uncertainty adjustments | Impairment allowance | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	0	0
Debt securities at amortised cost | Other adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Loans and advances at amortised cost including debt securities
Disclosure of financial assets [line items]
Financial assets	(444,820)	(429,998)
Loans and advances at amortised cost including debt securities | Stage 1
Disclosure of financial assets [line items]
Financial assets	(409,180)	(395,801)
Loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	(30,821)	(29,318)
Loans and advances at amortised cost including debt securities | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	5,536	5,311
Loans and advances at amortised cost including debt securities | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	911	904
Loans and advances at amortised cost including debt securities | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	1,750	1,717
Loans and advances at amortised cost including debt securities | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	76	115
Loans and advances at amortised cost including debt securities | Economic uncertainty adjustments | Impairment allowance | Stage 1
Disclosure of financial assets [line items]
Financial assets	26	37
Loans and advances at amortised cost including debt securities | Economic uncertainty adjustments | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	49	72
Loans and advances at amortised cost including debt securities | Economic uncertainty adjustments | Impairment allowance | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	1	6
Cash collateral and settlements | Management adjustments | Impairment allowance | Other financial assets subject to impairment | Barclays Investment Bank
Disclosure of financial assets [line items]
Financial assets	1	1
Reverse repurchase agreements | Management adjustments | Impairment allowance | Other financial assets subject to impairment | Barclays Investment Bank
Disclosure of financial assets [line items]
Financial assets	£ 1	£ 1